Bank Borrowings (Details) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2020
Bank Borrowings [Line Items]
Guaranteed amounting	$ 131
Loan tenure		6 years
Fixed interest rate		2.50%